Convertible Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible loans
	December 31,
	2020	2019

Convertible loans, net of discount of $41,611	$383,313	$152,058
Convertible loans – related party	113,130	-
	496,443	152,058
Less: current portion	(463,980)	-

Convertible loans, long term	$32,463	$152,058